Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000158043 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Large Cap ETF
Class Name	Multifactor Large Cap ETF
Trading Symbol	JHML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Large Cap ETF (JHML) returned 9.16% for the year ended April 30, 2025. U.S. equities delivered a healthy gain in the 12 months ended April 30, 2025. Stocks moved steadily higher through mid-February on optimism about artificial intelligence and strength in the United States’ economic growth versus the rest of the world. However, the market subsequently gave back some of its prior gain on worries about the economic impact of protectionist U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Berkshire Hathaway, Inc. was the leading contributor in the sector, followed by JPMorgan Chase & Co. and positions in several credit card providers.
Information technology | NVIDIA Corp., Apple, Inc., Broadcom, Inc., and Palantir Technologies, Inc. all contributed positively.
Other areas of strength | Holdings in the communication services, industrials, and utilities sectors, among others, further added to absolute performance. Meta Platforms, Inc. and Netflix, Inc. were leading contributors in communication services.
TOP PERFORMANCE DETRACTORS
Energy | A number of stocks in the sector posted losses due to a steady decline in oil prices. ConocoPhillips and the refiner Valero Energy Corp. were among the several modest detractors in the sector.
Certain individual stocks | The pharmaceutical giant Merck & Company, Inc. and the semiconductor stock Advanced Micro Devices, Inc. were the largest detractors in the fund as a whole.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Large Cap ETF (at net asset value)	9.16%	14.60%	12.35%
Russell 1000 Index	11.94%	15.42%	13.40%
John Hancock Dimensional Large Cap Index	9.46%	14.93%	12.69%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 891,550,519
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 2,172,158
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$891,550,519
Total number of portfolio holdings	782
Total advisory fees paid (net)	$2,172,158
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.8%
Apple, Inc.	3.8%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	1.8%
Meta Platforms, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Eli Lilly & Company	1.1%

Sector Composition
Information technology	23.0%
Financials	16.4%
Industrials	12.1%
Health care	10.8%
Consumer discretionary	10.0%
Communication services	7.3%
Consumer staples	6.2%
Utilities	4.3%
Energy	3.6%
Materials	3.3%
Real estate	2.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.8%
Apple, Inc.	3.8%
NVIDIA Corp.	2.9%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	1.8%
Meta Platforms, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.3%
Broadcom, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Eli Lilly & Company	1.1%

C000175540 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Developed International ETF
Class Name	Multifactor Developed International ETF
Trading Symbol	JHMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Developed International ETF (JHMD) returned 12.23% for the year ended April 30, 2025. International equities delivered strong, double-digit gains in the 12 months ended April 30, 2025, albeit with elevated volatility late in the period in response to shifts in U.S. trade policy. European stocks performed particularly well, reflecting positive sentiment regarding falling interest rates and supportive fiscal policy.
TOP PERFORMANCE CONTRIBUTORS
Financials | Financial stocks, particularly those based in Europe, made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Swiss Re AG, HSBC Holdings PLC, and Deutsche Bank AG were among the many meaningful contributors in this area.
Industrials | European industrials also made a strong contribution, led by Rheinmetall AG and Vinci SA.
Communication services | European stocks led the way in this sector, as well, with the largest contributions coming from Deutsche Telecom AG and Orange SA.
TOP PERFORMANCE DETRACTORS
Materials and energy | Commodity-sensitive stocks, in general, lagged in the period. Glencore PLC and TotalEnergies SE were the largest detractors in the two sectors, respectively.
Other areas of weakness | Holdings in the information technology sector combined for a negative total return, primarily due to downturns in the semiconductor stocks ASML Holding NV and STMicroelectronics NV. The pharmaceutical stock Novo Nordisk A/S was the largest detractor in the fund as a whole.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Developed International ETF (at net asset value)	12.23%	11.58%	7.37%
MSCI EAFE Index	12.57%	11.37%	7.55%
John Hancock Dimensional Developed International Index	13.02%	12.40%	8.15%

Performance Inception Date	Dec. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 679,677,172
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 2,189,125
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$679,677,172
Total number of portfolio holdings	585
Total advisory fees paid (net)	$2,189,125
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vinci SA	1.7%
Novartis AG	1.5%
Shell PLC	1.3%
TotalEnergies SE	1.2%
ASML Holding NV	1.0%
BNP Paribas SA	1.0%
Nestle SA	0.9%
Novo Nordisk A/S, B Shares	0.9%
Danone SA	0.8%
Deutsche Telekom AG	0.8%

Sector Composition
Financials	23.2%
Industrials	18.6%
Consumer discretionary	9.7%
Health care	9.1%
Consumer staples	8.6%
Materials	7.2%
Communication services	6.0%
Information technology	5.6%
Energy	4.7%
Utilities	4.4%
Real estate	1.8%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vinci SA	1.7%
Novartis AG	1.5%
Shell PLC	1.3%
TotalEnergies SE	1.2%
ASML Holding NV	1.0%
BNP Paribas SA	1.0%
Nestle SA	0.9%
Novo Nordisk A/S, B Shares	0.9%
Danone SA	0.8%
Deutsche Telekom AG	0.8%

C000158045 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Mid Cap ETF
Class Name	Multifactor Mid Cap ETF
Trading Symbol	JHMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Mid Cap ETF (JHMM) returned 4.79% for the year ended April 30, 2025. Mid-cap stocks posted healthy gains in the 12 months ended April 30, 2025, but they finished well off of their intra-period high. After performing well until mid-January, the category fell sharply through early April on concerns that protectionist trade policy would pressure economic growth. Mid-cap stocks staged an impressive rebound in the final weeks of the period, however, allowing the asset class to finish in positive territory.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Robinhood Markets, Inc. was a top performer, as were holdings in a number of non-bank financials.
Utilities | While the sector had only a modest portfolio weighting, it was nonetheless a sizable contributor due to the strong performance of the fund’s holdings. Vistra Corp., which was seen as a beneficiary of AI demand, was the leading contributor.
Other areas of strength | Holdings in the real estate, communication services, and information technology sectors, among others, further added to absolute performance. The technology stock AppLovin Corp. was the largest contributor in the portfolio as a whole.
TOP PERFORMANCE DETRACTORS
Materials and energy | Commodity-sensitive stocks, in general, lagged the broader mid-cap category in the period. Celanese Corp. and Diamondback Energy, Inc. were the largest detractors in the two sectors, respectively.
Healthcare | The fund’s holdings in the sector combined for a small loss and detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Mid Cap ETF (at net asset value)	4.79%	12.83%	9.97%
Russell 3000 Index	11.40%	15.12%	13.03%
John Hancock Dimensional Mid Cap Index	5.23%	13.30%	10.42%
Russell Midcap Index	7.33%	12.96%	10.09%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 3,790,239,969
Holdings Count | Holding	664
Advisory Fees Paid, Amount	$ 14,221,574
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,790,239,969
Total number of portfolio holdings	664
Total advisory fees paid (net)	$14,221,574
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
United Rentals, Inc.	0.5%
The Hartford Financial Services Group, Inc.	0.5%
Vistra Corp.	0.5%
Fastenal Company	0.5%
Fair Isaac Corp.	0.5%
Take-Two Interactive Software, Inc.	0.4%
Cencora, Inc.	0.4%
Cheniere Energy, Inc.	0.4%
Entergy Corp.	0.4%
AMETEK, Inc.	0.4%

Sector Composition
Industrials	19.8%
Financials	16.4%
Information technology	13.1%
Consumer discretionary	10.9%
Health care	10.5%
Utilities	6.0%
Real estate	5.9%
Materials	5.6%
Consumer staples	4.7%
Energy	4.0%
Communication services	3.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
United Rentals, Inc.	0.5%
The Hartford Financial Services Group, Inc.	0.5%
Vistra Corp.	0.5%
Fastenal Company	0.5%
Fair Isaac Corp.	0.5%
Take-Two Interactive Software, Inc.	0.4%
Cencora, Inc.	0.4%
Cheniere Energy, Inc.	0.4%
Entergy Corp.	0.4%
AMETEK, Inc.	0.4%

C000194897 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Small Cap ETF
Class Name	Multifactor Small Cap ETF
Trading Symbol	JHSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Small Cap ETF (JHSC) returned 0.43% for the year ended April 30, 2025. Small-cap stocks produced a narrow gain in the 12 months ended April 30, 2025. After performing well through the end of 2024, small-cap stocks declined steadily until early April on concerns that protectionist trade policy would pressure economic growth. However, a late rally allowed the category to finish in positive territory for the full period.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Western Alliance Bancorp and Axis Capital Holdings, Ltd. were among the top performers.
Healthcare | The sector, in general, benefited from its defensive nature. Intra-Cellular Therapies, Inc. was the top contributor in both healthcare and the fund as a whole.
TOP PERFORMANCE DETRACTORS
Energy | Small-cap energy stocks experienced sizable losses amid a steady decline in oil prices. Weatherford International PLC and Murphy Oil Corp. were among the many detractors in the sector.
Materials | The sector lagged due to volatility in commodity prices and the softer economic outlook. The chemical producer Olin Corp. was the leading detractor.
Other areas of weakness | Holdings in the information technology, industrials, and consumer discretionary sectors finished in negative territory. The biopharmaceutical company Viking Therapeutics, Inc. was the largest individual detractor.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Small Cap ETF (at net asset value)	0.43%	11.74%	6.04%
Russell 3000 Index	11.40%	15.12%	11.98%
John Hancock Dimensional Small Cap Index	0.50%	12.15%	6.44%
Russell 2000 Index	0.87%	9.88%	5.28%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 484,048,518
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,729,405
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$484,048,518
Total number of portfolio holdings	467
Total advisory fees paid (net)	$1,729,405
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Agree Realty Corp.	0.5%
ExlService Holdings, Inc.	0.5%
Planet Fitness, Inc., Class A	0.5%
REVOLUTION Medicines, Inc.	0.5%
CommVault Systems, Inc.	0.5%
Esab Corp.	0.5%
Casella Waste Systems, Inc., Class A	0.5%
The AZEK Company, Inc.	0.5%
UGI Corp.	0.5%
Axis Capital Holdings, Ltd.	0.5%

Sector Composition
Industrials	21.6%
Financials	20.2%
Consumer discretionary	13.1%
Information technology	12.2%
Real estate	7.2%
Health care	7.0%
Materials	5.3%
Utilities	4.7%
Energy	3.8%
Consumer staples	2.2%
Communication services	1.9%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Agree Realty Corp.	0.5%
ExlService Holdings, Inc.	0.5%
Planet Fitness, Inc., Class A	0.5%
REVOLUTION Medicines, Inc.	0.5%
CommVault Systems, Inc.	0.5%
Esab Corp.	0.5%
Casella Waste Systems, Inc., Class A	0.5%
The AZEK Company, Inc.	0.5%
UGI Corp.	0.5%
Axis Capital Holdings, Ltd.	0.5%

C000239874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International High Dividend ETF
Class Name	International High Dividend ETF
Trading Symbol	JHID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International High Dividend ETF (JHID) returned 13.84% for the year ended April 30, 2025. International equities delivered strong, double-digit gains in the 12 months ended April 30, 2025, albeit with elevated volatility late in the period in response to shifts in U.S. trade policy. Certain European stocks performed particularly well, reflecting positive sentiment regarding falling interest rates and supportive fiscal policy.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. The Italian stocks Poste Italiane SpA and Generali were the leading individual contributors in the sector.
Consumer staples | The U.K.-based tobacco producers British American Tobacco PLC and Imperial Brands PLC were the top contributors in the sector. The British supermarket operator Tesco PLC was also a key contributor.
European stocks | At the country level, Italy and the United Kingdom contributed most on an absolute basis.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Automotive stocks, which were hurt by sluggish global sales trends and concerns about the impact of U.S. tariffs, were the most notable detractors. The German automakers Volkswagen AG, Bayerische Motoren Werke AG, and Mercedes-Benz Group AG all weighed on fund performance in the period.
Industrials | Japanese companies, including Mitsubishi Corp. and Mitsui & Company, Ltd., were the primary source of weakness in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
International High Dividend ETF (at net asset value)	13.84%	15.91%
MSCI World ex-USA Index	13.10%	14.73%
MSCI World Ex. U.S. High Dividend Yield Index	19.39%	16.73%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 8,567,201
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,567,201
Total number of portfolio holdings	100
Total advisory fees paid (net)	$0
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Poste Italiane SpA	2.2%
Imperial Brands PLC	2.1%
Klepierre SA	2.1%
Heidelberg Materials AG	2.1%
NN Group NV	2.1%
SAP SE	2.0%
Engie SA	2.0%
Generali	2.0%
British American Tobacco PLC	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

Sector Composition
Financials	27.0%
Industrials	13.9%
Health care	9.0%
Consumer staples	9.0%
Energy	7.8%
Materials	7.6%
Utilities	6.2%
Information technology	5.9%
Consumer discretionary	5.3%
Real estate	3.9%
Communication services	2.6%
Short-term investments and other	1.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Poste Italiane SpA	2.2%
Imperial Brands PLC	2.1%
Klepierre SA	2.1%
Heidelberg Materials AG	2.1%
NN Group NV	2.1%
SAP SE	2.0%
Engie SA	2.0%
Generali	2.0%
British American Tobacco PLC	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%

C000237881 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. High Dividend ETF
Class Name	U.S. High Dividend ETF
Trading Symbol	JHDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. High Dividend ETF (JHDV) returned 9.88% for the year ended April 30, 2025. U.S. dividend-paying stocks posted a gain in the 12 months ended on April 30, 2025, with the bulk of the positive return occurring prior to the new year. During that time, equities were boosted by the combination of falling interest rates and positive economic growth. However, stocks experienced weaker returns and higher volatility from the start of 2025 onward due to concerns about the economic impact of tariffs.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | A number of holdings in the sector produced double-digit returns, with the largest contributors to the fund's absolute performance coming from NVIDIA Corp., Apple, Inc., and IBM Corp.
Healthcare | The pharmaceutical stocks Pfizer, Inc., Bristol-Myers Squibb Company, and Eli Lilly & Company accounted for the bulk of the fund’s positive return in the sector.
Other areas of strength | Holdings in the consumer staples, utilities, and real estate sectors, among others, also added to absolute performance. The tobacco stocks Phillip Morris International, Inc. and Altria Group, Inc. were leading contributors in consumer staples.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s holdings in the sector combined for a negative absolute return, largely as a result of positions in the chemical producers LyondellBasell Industries NV and Dow, Inc.
Industrials | United Parcel Service, Inc. lost ground due to lower shipping volumes, and Vertiv Holdings Company—a producer of data center infrastructure—was pressured by reduced enthusiasm for AI in the latter part of the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
U.S. High Dividend ETF (at net asset value)	9.88%	15.24%
S&P 500 Index	12.10%	19.43%
MSCI USA High Dividend Yield Index	6.41%	10.66%

Performance Inception Date	Sep. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 7,399,167
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,399,167
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Apple, Inc.	6.2%
NVIDIA Corp.	6.0%
Intuit, Inc.	2.0%
CME Group, Inc.	2.0%
Philip Morris International, Inc.	2.0%
OneMain Holdings, Inc.	2.0%
Altria Group, Inc.	1.9%
Simon Property Group, Inc.	1.9%
Bristol-Myers Squibb Company	1.9%

Sector Composition
Information technology	32.7%
Financials	15.3%
Consumer staples	8.6%
Industrials	8.2%
Health care	8.0%
Consumer discretionary	7.1%
Real estate	6.2%
Communication services	4.3%
Energy	3.1%
Utilities	2.7%
Materials	2.5%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.3%
Apple, Inc.	6.2%
NVIDIA Corp.	6.0%
Intuit, Inc.	2.0%
CME Group, Inc.	2.0%
Philip Morris International, Inc.	2.0%
OneMain Holdings, Inc.	2.0%
Altria Group, Inc.	1.9%
Simon Property Group, Inc.	1.9%
Bristol-Myers Squibb Company	1.9%

C000232625 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Preferred Income ETF
Class Name	Preferred Income ETF
Trading Symbol	JHPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Preferred Income ETF (JHPI) returned 7.30% for the year ended April 30, 2025. Preferred securities registered gains in the 12 months ended April 30, 2025, a time in which both the equity and fixed-income markets produced positive returns. Preferreds performed particularly well in the first five months of the period, when the U.S. Federal Reserve’s decision to start cutting interest rates fueled a rally in the bond market. The asset class began to lose steam in late 2024 once investors started to become less optimistic about the interest rate outlook, and it fell further in the period on concerns about rising tariffs. As a result, preferreds finished well off of their intra-period high.
TOP PERFORMANCE CONTRIBUTORS
Banking issues | The banking industry made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. The regional banks M&T Bank Corp. and KeyCorp were meaningful contributors at the individual security level.
Electric utilities | The sector performed well on expectations that the growth of artificial intelligence will lead to rising power demand. TXMN Energy, Inc. and Vistra Corp. were top contributors.
Communications and insurance | These sectors further contributed to absolute returns, led by U.S. Cellular Corp. and SBL Holdings, Inc., respectively.
TOP PERFORMANCE DETRACTORS
No major segment detracted | No major segment of the portfolio hurt absolute return. A number of individual securities posted losses, however, including SCE Trust (the issuing entity of Southern California Edison) and the pipeline operator Sempra.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Preferred Income ETF (at net asset value)	7.30%	2.33%
Bloomberg U.S. Aggregate Bond Index	8.02%	(1.25)%
ICE BofA U.S. All Capital Securities Index	6.61%	0.78%

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 72,064,196
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 84,414
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$72,064,196
Total number of portfolio holdings	171
Total advisory fees paid (net)	$84,414
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	53.0%
Utilities	26.6%
Energy	6.3%
Communication services	4.7%
Real estate	2.3%
Industrials	1.7%
Health care	0.9%
Consumer discretionary	0.7%
Information technology	0.5%
Short-term investments and other	3.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000204467 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Emerging Markets ETF
Class Name	Multifactor Emerging Markets ETF
Trading Symbol	JHEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multifactor Emerging Markets ETF (JHEM) returned 5.50% for the year ended April 30, 2025. Emerging-market stocks delivered gains in the 12 months ended April 30, 2025. Although a protectionist shift in U.S. trade policy fueled heightened volatility later in the period, the asset class was generally well supported by falling global interest rates and weakness in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. The fund was helped by its positions in India, where HDFC Bank, Ltd. and ICICI Bank, Ltd. were top contributors. Holdings in a number of Chinese stocks also fueled positive results, led by China Construction Bank Corp. and Industrial & Commercial Bank of China, Ltd.
Communication services | The Chinese media technology company Tencent Holdings, Ltd., accounted for the majority of the fund’s strength in the sector.
Consumer discretionary | China was the key source of positive returns here, as well, led by Alibaba Group Holding, Ltd. and the electric vehicle maker BYD Company, Ltd.
TOP PERFORMANCE DETRACTORS
Materials and energy | Commodity-sensitive stocks, in general, lagged in the period. Tata Steel, Ltd. and Petroleo Brasileiro SA were among the top detractors, respectively, in the two sectors.
Information technology | The Korean technology giant Samsung Electronics Company, Ltd., which trailed its sector peers on concerns about its sluggish growth, was the leading detractor in both technology and the portfolio as a whole.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multifactor Emerging Markets ETF (at net asset value)	5.50%	7.19%	3.51%
MSCI Emerging Markets Index	9.02%	6.35%	3.39%
John Hancock Dimensional Emerging Markets Index	6.88%	8.62%	4.63%

Performance Inception Date	Sep. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 577,309,977
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 2,292,967
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$577,309,977
Total number of portfolio holdings	878
Total advisory fees paid (net)	$2,292,967
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	3.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.7%
Samsung Electronics Company, Ltd.	2.6%
HDFC Bank, Ltd.	1.5%
ICICI Bank, Ltd.	1.4%
Reliance Industries, Ltd.	1.4%
PDD Holdings, Inc., ADR	1.4%
China Construction Bank Corp., H Shares	1.0%
Meituan, Class B	0.9%

Sector Composition
Financials	25.5%
Information technology	17.1%
Consumer discretionary	15.0%
Communication services	9.4%
Materials	7.4%
Industrials	6.8%
Consumer staples	5.8%
Energy	5.3%
Utilities	3.2%
Health care	3.0%
Real estate	1.1%
Short-term investments	0.4%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	3.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.7%
Samsung Electronics Company, Ltd.	2.6%
HDFC Bank, Ltd.	1.5%
ICICI Bank, Ltd.	1.4%
Reliance Industries, Ltd.	1.4%
PDD Holdings, Inc., ADR	1.4%
China Construction Bank Corp., H Shares	1.0%
Meituan, Class B	0.9%

C000227987 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mortgage-Backed Securities ETF
Class Name	Mortgage-Backed Securities ETF
Trading Symbol	JHMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mortgage-Backed Securities ETF (JHMB) returned 9.28% for the year ended April 30, 2025. Mortgage-backed securities (MBS) registered strong total returns in the 12-month period that ended on April 30, 2025. Falling inflation allowed the U.S. Federal Reserve (Fed) to cut interest rates by a full percentage point in the latter half of 2024, bringing the benchmark rate from a range of 5.25%-5.50% to 4.25%-4.50%. U.S. Treasury yields fell in response, boosting fixed-income categories—such as MBS—with above-average interest rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
Sector allocations | Allocations to commercial mortgage-backed securities (CMBS) interest only securities, GNMA 30 year mortgages, and U.S. agency credit were meaningful contributors to return.
Yield positioning and interest payments | The fund was positioned for a steepening of the yield curve which occurred. The fund's intermediate durations fared better than longer and shorter durations. Interest payments were significant contributors to return.
TOP PERFORMANCE DETRACTORS
Certain holdings outside of MBS | Small portfolio positions in multifamily commercial mortgage-backed securities (CMBS) finished with negative returns, as did other specific segments of CMBS and asset-backed securities.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Mortgage-Backed Securities ETF (at net asset value)	9.28%	0.39%
Bloomberg U.S. Aggregate Bond Index	8.02%	(1.34)%
Bloomberg U.S. MBS Index	8.99%	(1.02)%

Performance Inception Date	Aug. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 133,104,154
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 82,330
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$133,104,154
Total number of portfolio holdings	368
Total advisory fees paid (net)	$82,330
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	67.2%
Collateralized mortgage obligations – Commercial and residential	15.9%
Asset-backed securities	13.0%
Collateralized mortgage obligations – U.S. Government Agency	3.4%
Short-term investments and other	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000226213 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Corporate Bond ETF
Class Name	Corporate Bond ETF
Trading Symbol	JHCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Corporate Bond ETF (JHCB) returned 7.74% for the year ended April 30, 2025. Investment-grade corporate bonds delivered solid returns in the 12 months ended April 30, 2025, with a decline in U.S. Treasury yields and the contribution from income offsetting the adverse effect of a modest increase in yield spreads. The asset class was well supported by the backdrop of accommodative U.S. Federal Reserve (Fed) policy, healthy corporate earnings, and generally positive investor risk appetites for the majority of the period.
TOP PERFORMANCE CONTRIBUTORS
Yield positioning and interest payments | The fund was well positioned for a steepening of the yield curve which occurred during the period. Intermediate-term issues generally provided the strongest returns. Interest payments were also significant contributors to return.
Banking issues | Holdings in this industry group made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. Deutsche Bank AG and Citizens Financial Group were meaningful contributors in this category.
TOP PERFORMANCE DETRACTORS
Asset allocation | Although allocation to the energy and communications sectors contributed to absolute performance, these sectors detracted relative to the Bloomberg U.S. Corporate Bond Index.
Individual security detractors | A narrow group of individual securities finished with losses, including Occidental Petroleum Corp. and pharmaceutical company Viatris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Corporate Bond ETF (at net asset value)	7.74%	(0.09)%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.56)%
Bloomberg U.S. Corporate Bond Index	7.60%	(0.19)%

Performance Inception Date	Mar. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 55,700,563
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$55,700,563
Total number of portfolio holdings	88
Total advisory fees paid (net)	$0
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	43.6%
Information technology	10.7%
Industrials	8.1%
Utilities	8.0%
Communication services	7.0%
Energy	6.8%
Health care	6.8%
Real estate	3.4%
Consumer discretionary	3.3%
Materials	1.2%
Short-term investments and other	1.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000246920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Select ETF
Class Name	Disciplined Value International Select ETF
Trading Symbol	JDVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Select ETF (JDVI) returned 10.21% for the year ended April 30, 2025. International equities delivered strong, double-digit gains in the 12 months ended April 30, 2025, albeit with elevated volatility late in the period in response to shifts in U.S. trade policy. Certain European stocks performed particularly well, reflecting positive sentiment regarding falling interest rates and supportive fiscal policy.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. NatWest Group PLC, Allianz SE, and Nordea Bank Abp were the leading individual contributors in the sector.
Industrials | BAE Systems PLC, which benefited from expectations for rising defense spending in Europe, was the most notable contributor. Positions in Mitsubishi Heavy Industries, Ltd. and Siemens AG also helped results.
Country performance | At the country level, Japan and the United Kingdom contributed most to absolute performance.
TOP PERFORMANCE DETRACTORS
Information technology | The Korean technology giant Samsung Electronics Company, Ltd., which lagged its sector peers by a wide margin on concerns about its sluggish growth, was the largest detractor. Capgemini SE and SK Hynix, Inc. were further detractors of note.
Energy | Shares of Cenovus Energy, Inc. and MEG Energy Corp. fell sharply, weighing on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Disciplined Value International Select ETF (at net asset value)	10.21%	11.60%
MSCI EAFE Index	12.57%	13.65%

Performance Inception Date	Dec. 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 34,173,749
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 6,624
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$34,173,749
Total number of portfolio holdings	41
Total advisory fees paid (net)	$6,624
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	4.8%
Sony Group Corp.	4.7%
Novartis AG	4.4%
Mitsubishi Electric Corp.	4.2%
Kinross Gold Corp.	3.5%
Sandoz Group AG	3.1%
Capgemini SE	3.1%
Sumitomo Mitsui Financial Group, Inc.	3.0%
AstraZeneca PLC	3.0%
Siemens AG	3.0%

Sector Composition
Financials	23.3%
Industrials	23.0%
Health care	10.4%
Consumer discretionary	10.2%
Materials	8.4%
Energy	6.9%
Information technology	6.1%
Consumer staples	6.0%
Communication services	4.5%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	4.8%
Sony Group Corp.	4.7%
Novartis AG	4.4%
Mitsubishi Electric Corp.	4.2%
Kinross Gold Corp.	3.5%
Sandoz Group AG	3.1%
Capgemini SE	3.1%
Sumitomo Mitsui Financial Group, Inc.	3.0%
AstraZeneca PLC	3.0%
Siemens AG	3.0%

C000245645 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental All Cap Core ETF
Class Name	Fundamental All Cap Core ETF
Trading Symbol	JHAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core ETF (JHAC) returned 4.64% for the year ended April 30, 2025. U.S. equities delivered a healthy gain in the 12 months ended April 30, 2025. Stocks moved steadily higher through mid-February on optimism about artificial intelligence and strength in the United States’ economic growth versus the rest of the world. However, the market subsequently gave back some of its prior gain on worries about the economic impact of protectionist U.S. trade policy. The gains were primarily in large caps, which outperformed mid and small cap stocks.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | KKR & Company, Inc., a private equity and real estate investment firm, was the leading contributor to absolute returns in the sector. Several other financial stocks, including Morgan Stanley, The Goldman Sachs Group, Inc., and S&P Global, Inc., also helped results.
Information technology | Positions in certain mega-cap technology stocks that drove market performance in 2024 —NVIDIA Corp. and Apple, Inc.—contributed positively. Oracle Corp., a beneficiary of AI enthusiasm, was a further contributor of note.
Energy | The fund’s holding in the liquid natural gas producer Cheniere Energy, Inc., produced a strong absolute return in this sector.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | Mobileye Global, Inc., a producer of autonomous vehicle technologies, was the largest detractor. Lennar Corp. and Polaris, Inc. also pressured results.
Healthcare | The biotechnology stock Avantor, Inc. was the most notable detractor, followed by Hologic, Inc. and Moderna, Inc.
Industrials | Regal Rexnord Corp., a manufacturer of electric motors and power transmission components, accounted for the majority of the fund’s negative performance in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental All Cap Core ETF (at net asset value)	4.64%	18.36%
Russell 3000 Index	11.40%	22.15%

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 3,939,542
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,939,542
Total number of portfolio holdings	48
Total advisory fees paid (net)	$0
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	5.8%
Cheniere Energy, Inc.	4.6%
Workday, Inc., Class A	4.4%
Apple, Inc.	4.4%
iShares Russell 3000 ETF	4.2%
KKR & Company, Inc.	3.9%
First Hawaiian, Inc.	3.6%
Crown Castle, Inc.	3.1%

Sector Composition
Information technology	28.5%
Financials	17.5%
Consumer discretionary	16.1%
Communication services	10.6%
Health care	8.4%
Energy	6.1%
Consumer staples	4.2%
Real estate	3.7%
Industrials	3.5%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.9%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	5.8%
Cheniere Energy, Inc.	4.6%
Workday, Inc., Class A	4.4%
Apple, Inc.	4.4%
iShares Russell 3000 ETF	4.2%
KKR & Company, Inc.	3.9%
First Hawaiian, Inc.	3.6%
Crown Castle, Inc.	3.1%

C000245406 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Dynamic Municipal Bond ETF
Class Name	Dynamic Municipal Bond ETF
Trading Symbol	JHMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Dynamic Municipal Bond ETF (JHMU) returned 2.79% for the year ended April 30, 2025. Municipal bonds posted positive absolute returns in the annual period, with the contribution from income outweighing the effect of mixed price action. The category lagged the broader fixed-income market due in part to a high level of new-issue supply. In addition, the asset class experienced elevated volatility in early 2025 after the protectionist shift in U.S. trade policy began to fuel concerns about the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Revenue bonds | This segment of the fund made the largest contribution to absolute performance, due primarily to its substantial portfolio weighting. Healthcare, education, and industrial revenue bonds were key contributors in the category.
General obligation debt | State and local general obligation issues also helped results, albeit with a smaller contribution than revenue bonds due to their smaller portfolio weighting.
TOP PERFORMANCE DETRACTORS
No category detracted | At a time of positive performance for the fund and the market as a whole, no major segment of the portfolio hurt absolute returns. A number of individual securities posted losses, however, including the bonds of Western Carolina University and Glendale Industrial Development Authority.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Dynamic Municipal Bond ETF (at net asset value)	2.79%	7.67%
Bloomberg Municipal Bond Index	1.66%	5.82%

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 04, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 25,428,947
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$25,428,947
Total number of portfolio holdings	127
Total advisory fees paid (net)	$0
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	9.7%
Revenue bonds	86.3%
Other revenue	17.7%
Airport	14.5%
Health care	13.5%
Education	13.0%
Development	12.9%
Water and sewer	6.2%
Housing	3.1%
Utilities	2.4%
Transportation	1.0%
Tobacco	0.8%
Facilities	0.6%
Pollution	0.6%
Short-term investments and other	4.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 4, 2024, the principal investment strategies of the fund were changed to state: The fund may buy bonds of any maturity or duration. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale.
Related to this change in principal investment strategies, the following high portfolio turnover risk disclosure was added to the fund's prospectus: Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
This is a summary of certain changes to the fund since 5-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Material Fund Change Strategies [Text Block]
Effective October 4, 2024, the principal investment strategies of the fund were changed to state: The fund may buy bonds of any maturity or duration. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale.

Material Fund Change Risks Change [Text Block]
Related to this change in principal investment strategies, the following high portfolio turnover risk disclosure was added to the fund's prospectus: Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 5-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-6020 .

Updated Prospectus Phone Number	800-225-6020
Updated Prospectus Web Address	jhinvestments.com/documents
C000249134 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield ETF
Class Name	High Yield ETF
Trading Symbol	JHHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield ETF (JHHY) returned 8.54% for the year ended April 30, 2025. High-yield corporate bonds delivered robust returns in the 12 months ended April 30, 2025, with a decline in U.S. Treasury yields and the benefit of income offsetting the adverse effect of an increase in yield spreads. The asset class was well supported by the backdrop of accommodative U.S. Federal Reserve (Fed) policy, healthy corporate earnings, and generally positive investor risk appetites for the majority of the period. However, concerns about the economic impact of President Trump’s trade policies led to heightened volatility later in the period.
TOP PERFORMANCE CONTRIBUTORS
All industries produced gains | The contributors to performance were broad based, reflecting the positive return for both the fund and the high-yield market as a whole. The media, telecommunications, healthcare, and technology/electronics industries were the largest contributors.
Wireline integrated & services | This sub-industry within telecommunications contributed the most to absolute performance, led by a position in Lumen Technologies, Inc.
Cable & satellite TV | The bonds of Charter Communications, Inc. performed well in the period, fueling a healthy gain from this subindustry group.
TOP PERFORMANCE DETRACTORS
Oil field equipment & services | The sub-industry was one of the few to finish the period in negative territory, reflecting the decline in crude oil prices. Nabors Industries, Inc. was the largest detractor in the category.
Personal & household products | The fund also lost some ground in this subindustry, with the weakest results coming from a position in Kronos Acquisition Holdings, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Marathon Asset Management, L.P., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
High Yield ETF (at net asset value)	8.54%	8.54%
Bloomberg U.S. Aggregate Bond Index	8.02%	8.02%
ICE BofA U.S. High Yield Constrained Index	8.69%	8.69%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-6020.
Net Assets	$ 34,535,264
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$34,535,264
Total number of portfolio holdings	547
Total advisory fees paid (net)	$0
Portfolio turnover rate	252%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.3%
Communication services	14.4%
Industrials	13.1%
Financials	11.8%
Energy	10.9%
Materials	9.4%
Health care	8.3%
Information technology	4.7%
Consumer staples	4.1%
Real estate	3.6%
Utilities	2.7%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000255661 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Core Bond ETF
Class Name	Core Bond ETF
Trading Symbol	JHCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Bond ETF (the fund) for the period of December 17, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond ETF/JHCR	$11	0.29%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.29%
Net Assets	$ 10,027,242
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$10,027,242
Total number of portfolio holdings	207
Total advisory fees paid (net)	$0
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.9%
Corporate bonds	27.9%
U.S. Government	20.2%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	3.6%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000255662 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Core Plus Bond ETF
Class Name	Core Plus Bond ETF
Trading Symbol	JHCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Core Plus Bond ETF (the fund) for the period of December 17, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Plus Bond ETF/JHCP	$13	0.36%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.36%
Net Assets	$ 48,731,081
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$48,731,081
Total number of portfolio holdings	309
Total advisory fees paid (net)	$0
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	36.2%
Corporate bonds	35.3%
U.S. Government	20.0%
Asset-backed securities	4.3%
Collateralized mortgage obligations – Commercial and residential	2.0%
Collateralized mortgage obligations – U.S. Government Agency	0.6%
Short-term investments and other	1.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.